Contracts receivable, net (Tables)	12 Months Ended
Jun. 30, 2025
Contracts Receivable Net
Schedule of contract receivables net

Contracts receivable, net consisted of the following:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Contracts receivable	1,621,149	1,260,547	1,729,620
Less: allowance for expected credit losses	(58,202)	(196,094)	(269,064)
Total contracts receivable, net	1,562,947	1,064,453	1,460,556

Schedule of movements in allowance for expected credit losses

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	150,476	58,202	79,860
(Reversal) addition	(92,274)	137,892	189,204
Balance, end of year	58,202	196,094	269,064